PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 124.3%
Asset-Backed Securities 1.8%
Cayman Islands
Atlas Static Senior Loan Fund Ltd., Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.406%(c)	07/15/30	2,415	$2,422,706
Carlyle Global Market Strategies CLO Ltd., Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.879(c)	04/17/31	883	884,607
Madison Park Funding Ltd., Series 2015-18A, Class ARR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	5.819(c)	10/21/30	3,583	3,590,672
OFSI BSL Ltd., Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)	7.017(c)	01/20/35	2,500	2,503,879
Voya CLO Ltd., Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.857(c)	04/25/31	579	579,161

Total Asset-Backed Securities (cost $9,913,342)				9,981,025
Convertible Bond 0.0%
China
Sunac China Holdings Ltd., Sr. Sec’d. Notes, 144A (cost $29,830)	1.000	09/30/32	196	19,640
Corporate Bonds 93.8%
Argentina 0.7%
Pan American Energy LLC, Gtd. Notes, 144A	8.500	04/30/32	1,850	1,951,177
Telecom Argentina SA, Sr. Unsec’d. Notes, 144A	9.500	07/18/31	265	274,275
Transportadora de Gas del Sur SA, Sr. Unsec’d. Notes, 144A	8.500	07/24/31	500	517,250
YPF SA,
Sr. Sec’d. Notes, 144A	9.500	01/17/31	700	734,650
Sr. Unsec’d. Notes, 144A	8.500	03/23/25	58	57,717
				3,535,069

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Australia 0.5%
APA Infrastructure Ltd., Gtd. Notes, EMTN(aa)	7.125%(ff)	11/09/83	EUR	1,103	$1,306,570
Coronado Finance Pty Ltd., Sr. Sec’d. Notes, 144A	9.250	10/01/29		695	710,797
Mineral Resources Ltd., Sr. Unsec’d. Notes, 144A	9.250	10/01/28		650	684,684
					2,702,051
Brazil 3.3%
Ambipar Lux Sarl, Gtd. Notes, 144A	9.875	02/06/31		750	767,580
Braskem Netherlands Finance BV,
Gtd. Notes(aa)	4.500	01/31/30		2,000	1,735,500
Gtd. Notes, 144A(aa)	8.500	01/12/31		815	842,710

Centrais Eletricas Brasileiras SA, Sr. Unsec’d. Notes, 144A(aa)	6.500	01/11/35		1,100	1,076,900
Cosan Luxembourg SA, Gtd. Notes, 144A	7.250	06/27/31		600	609,750
CSN Inova Ventures, Gtd. Notes	6.750	01/28/28		750	716,953
CSN Resources SA, Gtd. Notes, 144A	8.875	12/05/30		1,000	1,003,010
Globo Comunicacao e Participacoes SA, Sr. Unsec’d. Notes(aa)	4.875	01/22/30		1,000	915,000
Karoon USA Finance, Inc., Sr. Sec’d. Notes, 144A(aa)	10.500	05/14/29		1,000	1,030,940
LD Celulose International GmbH, Sr. Sec’d. Notes, 144A	7.950	01/26/32		270	275,940
Light Servicos de Eletricidade SA/Light Energia SA, Gtd. Notes, 144A	4.375	06/18/26(d)		1,500	886,245
MARB BondCo PLC, Gtd. Notes, 144A(aa)	3.950	01/29/31		1,330	1,147,790
Minerva Luxembourg SA, Gtd. Notes, 144A	8.875	09/13/33		1,000	1,045,000
NBM US Holdings, Inc., Gtd. Notes, 144A(aa)	7.000	05/14/26		1,000	1,001,250
Nexa Resources SA,
Gtd. Notes	6.500	01/18/28		1,000	1,020,000
Gtd. Notes, 144A	6.750	04/09/34		375	385,312

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Brazil (cont’d.)
Petrobras Global Finance BV,
Gtd. Notes	6.000%	01/13/35	500	$484,345
Gtd. Notes(aa)	6.500	07/03/33	1,165	1,185,516

Rumo Luxembourg Sarl, Gtd. Notes	5.250	01/10/28	800	782,400
Tupy Overseas SA, Gtd. Notes	4.500	02/16/31	1,000	866,500
				17,778,641
Canada 3.8%
1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A(aa)	4.000	10/15/30	700	630,350
Sr. Sec’d. Notes, 144A(aa)	3.500	02/15/29	590	545,012
Sr. Sec’d. Notes, 144A	3.875	01/15/28	250	238,278
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	6.000	02/15/28	1,800	1,791,612
Sr. Unsec’d. Notes, 144A	7.000	06/01/32	335	342,226
Sr. Unsec’d. Notes, 144A(aa)	7.125	06/15/26	276	279,105
Sr. Unsec’d. Notes, 144A	7.250	07/01/31	515	530,450
Sr. Unsec’d. Notes, 144A(aa)	7.500	02/01/29	900	936,702
Sr. Unsec’d. Notes, 144A(aa)	7.875	04/15/27	1,135	1,136,419
Sr. Unsec’d. Notes, 144A(aa)	8.750	11/15/30	1,080	1,167,750
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A(aa)	4.875	02/15/30	1,275	1,182,562
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	475	445,906

Empire Communities Corp., Sr. Unsec’d. Notes, 144A	9.750	05/01/29	645	671,290
goeasy Ltd.,
Gtd. Notes, 144A	6.875	05/15/30	425	428,187
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	25	25,589
Hudbay Minerals, Inc.,
Gtd. Notes, 144A	4.500	04/01/26	575	567,094
Gtd. Notes, 144A(aa)	6.125	04/01/29	1,210	1,216,050
Kronos Acquisition Holdings, Inc.,
Sr. Sec’d. Notes, 144A	8.250	06/30/31	445	439,108
Sr. Unsec’d. Notes, 144A(aa)	10.750	06/30/32	970	902,187

Mattamy Group Corp., Sr. Unsec’d. Notes, 144A(aa)	4.625	03/01/30	1,125	1,050,570

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Canada (cont’d.)

New Gold, Inc., Gtd. Notes, 144A(aa)	7.500%	07/15/27	1,245	$1,262,119
Northriver Midstream Finance LP, Sr. Sec’d. Notes, 144A	6.750	07/15/32	105	107,756
Parkland Corp.,
Gtd. Notes, 144A(aa)	4.500	10/01/29	1,625	1,509,219
Sr. Unsec’d. Notes, 144A	6.625	08/15/32	290	288,550
Precision Drilling Corp.,
Gtd. Notes, 144A	6.875	01/15/29	250	248,750
Gtd. Notes, 144A(aa)	7.125	01/15/26	398	397,503
Ritchie Bros Holdings, Inc.,
Gtd. Notes, 144A	7.750	03/15/31	265	279,575
Sr. Sec’d. Notes, 144A	6.750	03/15/28	150	153,375

Superior Plus LP/Superior General Partner, Inc., Gtd. Notes, 144A(aa)	4.500	03/15/29	1,700	1,562,096
Taseko Mines Ltd., Sr. Sec’d. Notes, 144A	8.250	05/01/30	235	242,086
Wrangler Holdco Corp., Gtd. Notes, 144A	6.625	04/01/32	205	209,100
				20,786,576
Cayman Islands 0.1%
Azorra Finance Ltd., Gtd. Notes, 144A	7.750	04/15/30	440	434,762
Chile 0.5%
Falabella SA, Sr. Unsec’d. Notes(aa)	3.375	01/15/32	1,000	822,500
Mercury Chile Holdco LLC, Sr. Sec’d. Notes, 144A(aa)	6.500	01/24/27	1,000	993,030
VTR Comunicaciones SpA, Sr. Sec’d. Notes	4.375	04/15/29	1,000	875,000
				2,690,530
China 0.2%
Agile Group Holdings Ltd., Sr. Sec’d. Notes	6.050	10/13/25(d)	1,120	102,200

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
China (cont’d.)
Country Garden Holdings Co. Ltd., Sr. Sec’d. Notes	6.150%	09/17/25(d)	1,620	$155,925
Franshion Brilliant Ltd., Gtd. Notes	4.250	07/23/29	200	167,408
Sunac China Holdings Ltd.,
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 4.000%	6.000	09/30/26	167	28,788
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 4.250%	6.250	09/30/27	167	27,295
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 4.500%	6.500	09/30/27	335	51,148
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 5.000%	7.000	09/30/29	506	71,109
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 5.250%	7.250	09/30/30	238	32,137

West China Cement Ltd., Gtd. Notes	4.950	07/08/26	200	151,400
Yuzhou Group Holdings Co. Ltd.,
Sr. Sec’d. Notes	7.700	02/20/25(d)	900	67,500
Sr. Sec’d. Notes	8.500	02/26/24(d)	400	30,000
				884,910
Colombia 1.1%
AI Candelaria Spain SA, Sr. Sec’d. Notes, 144A(aa)	5.750	06/15/33	1,440	1,162,080
Bancolombia SA, Sub. Notes(aa)	8.625(ff)	12/24/34	750	779,910
Colombia Telecomunicaciones SA ESP, Sr. Unsec’d. Notes	4.950	07/17/30	300	258,600
Ecopetrol SA,
Sr. Unsec’d. Notes	4.625	11/02/31	500	412,000
Sr. Unsec’d. Notes(aa)	6.875	04/29/30	1,400	1,363,180
Sr. Unsec’d. Notes	8.875	01/13/33	690	705,318

SierraCol Energy Andina LLC, Gtd. Notes, 144A(aa)	6.000	06/15/28	1,700	1,542,104
				6,223,192

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Costa Rica 0.1%
Autopistas del Sol SA, Sr. Sec’d. Notes	7.375%	12/30/30		270	$266,174
Instituto Costarricense de Electricidad, Sr. Unsec’d. Notes, 144A	6.750	10/07/31		270	277,846
					544,020
Finland 0.2%
Amer Sports Co., Sr. Sec’d. Notes, 144A (aa)	6.750	02/16/31		1,275	1,291,575
France 2.0%
Cerba Healthcare SACA, Sr. Sec’d. Notes(aa)	3.500	05/31/28	EUR	1,370	1,235,688
Chrome Holdco SAS, Gtd. Notes	5.000	05/31/29	EUR	805	551,599
Emeria SASU,
Sr. Sec’d. Notes(aa)	7.750	03/31/28	EUR	1,125	1,160,575
Sr. Sec’d. Notes, 144A(aa)	7.750	03/31/28	EUR	1,500	1,547,433

Eutelsat SA, Sr. Unsec’d. Notes(aa)	9.750	04/13/29	EUR	3,025	3,369,497
Iliad Holding SASU,
Sr. Sec’d. Notes(aa)	6.875	04/15/31	EUR	2,400	2,775,590
Sr. Sec’d. Notes, 144A	8.500	04/15/31		395	419,304
					11,059,686
Ghana 0.3%
Tullow Oil PLC, Sr. Sec’d. Notes, 144A (aa)	10.250	05/15/26		1,516	1,392,825
Guatemala 0.7%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Gtd. Notes	5.250	04/27/29		1,000	960,000
CT Trust, Sr. Sec’d. Notes, 144A	5.125	02/03/32		1,160	1,051,250

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Guatemala (cont’d.)
Millicom International Cellular SA,
Sr. Unsec’d. Notes, 144A	4.500%	04/27/31	1,200	$1,077,000
Sr. Unsec’d. Notes, 144A	7.375	04/02/32	500	510,750
				3,599,000
India 2.1%
Clean Renewable Power Mauritius Pte Ltd., Sr. Sec’d. Notes, 144A	4.250	03/25/27	1,110	1,059,752
Delhi International Airport Ltd., Sr. Sec’d. Notes, 144A(aa)	6.450	06/04/29	1,205	1,238,138
GMR Hyderabad International Airport Ltd., Sr. Sec’d. Notes(aa)	4.250	10/27/27	1,460	1,398,406
Greenko Power II Ltd., Sr. Sec’d. Notes	4.300	12/13/28	868	809,083
HDFC Bank Ltd., Jr. Sub. Notes, 144A(aa)	3.700(ff)	08/25/26(oo)	2,135	2,031,687
HPCL-Mittal Energy Ltd., Sr. Unsec’d. Notes(aa)	5.250	04/28/27	2,000	1,972,500
India Cleantech Energy, Sec’d. Notes	4.700	08/10/26	698	676,915
Periama Holdings LLC, Gtd. Notes	5.950	04/19/26	200	199,498
Vedanta Resources Finance II PLC,
Gtd. Notes	13.875	12/09/28	1,107	1,111,749
Gtd. Notes, 144A	10.875	09/17/29	890	914,261
				11,411,989
Ireland 0.2%
GGAM Finance Ltd.,
Gtd. Notes, 144A	6.875	04/15/29	150	152,813
Gtd. Notes, 144A	8.000	02/15/27	275	283,110
Sr. Unsec’d. Notes, 144A	5.875	03/15/30	350	345,187
Sr. Unsec’d. Notes, 144A	8.000	06/15/28	150	157,674
				938,784

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Israel 0.6%
Energean Israel Finance Ltd.,
Sr. Sec’d. Notes, 144A(aa)	5.375%	03/30/28		2,250	$2,025,000
Sr. Sec’d. Notes, 144A	5.875	03/30/31		500	425,450

Leviathan Bond Ltd., Sr. Sec’d. Notes, 144A(aa)	6.750	06/30/30		1,110	1,017,213
					3,467,663
Italy 0.8%
Bubbles Holdco SpA, Sr. Sec’d. Notes, 144A(aa)	6.500	09/30/31	EUR	1,950	2,118,991
Fiber Bidco SpA, Sr. Sec’d. Notes, 144A	6.125	06/15/31	EUR	850	907,179
Fiber Midco SpA, Sr. Unsec’d. Notes, 144A(aa)	10.000	06/15/29	EUR	1,375	1,549,410
					4,575,580
Jamaica 0.5%
Digicel Group Holdings Ltd.,
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $14; purchased 11/14/23)^(f)	0.000	12/31/30		137	10,203
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $804; purchased 11/14/23)^(f)	0.000	12/31/30		—(r)	351
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $4; purchased 11/14/23)^(f)	0.000	12/31/30		43	294

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC, Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $1,768,803; purchased 01/29/24 - 05/15/24)(f)	10.500	05/25/27		1,904	1,916,318
Digicel MidCo Ltd./DIFL US II LLC, Sr. Unsec’d. Notes, PIK 10.500% (original cost $645,971; purchased 01/30/24 - 05/15/24)(f)	10.500	11/25/28		985	911,682
					2,838,848
Japan 0.3%
SoftBank Group Corp., Sr. Unsec’d. Notes (aa)	3.875	07/06/32	EUR	1,400	1,399,225

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Kuwait 0.2%
Kuwait Projects Co. SPC Ltd., Gtd. Notes	4.229%	10/29/26		925	$858,520
Luxembourg 1.4%
Altice Financing SA,
Sr. Sec’d. Notes	3.000	01/15/28	EUR	2,800	2,548,946
Sr. Sec’d. Notes, 144A	2.250	01/15/25	EUR	475	509,701

Galapagos SA, Sr. Sec’d. Notes	0.000(cc)	06/15/21(d)	EUR	315	1,711
Herens Midco Sarl, Gtd. Notes	5.250	05/15/29	EUR	1,481	1,213,607
Monitchem HoldCo 3 SA, Sr. Sec’d. Notes	8.750	05/01/28	EUR	2,825	3,111,920
					7,385,885
Macau 0.4%
MGM China Holdings Ltd.,
Sr. Unsec’d. Notes, 144A	4.750	02/01/27		525	506,772
Sr. Unsec’d. Notes, 144A	5.250	06/18/25		325	323,172

Studio City Finance Ltd., Gtd. Notes, 144A	5.000	01/15/29		600	540,776
Wynn Macau Ltd., Sr. Unsec’d. Notes, 144A	5.625	08/26/28		925	888,046
					2,258,766
Mexico 5.0%
Banco Mercantil del Norte SA,
Jr. Sub. Notes	7.500(ff)	06/27/29(oo)		600	592,500
Jr. Sub. Notes, 144A(aa)	6.625(ff)	01/24/32(oo)		1,485	1,349,958

Braskem Idesa SAPI, Sr. Sec’d. Notes, 144A(aa)	7.450	11/15/29		1,750	1,382,500
Cemex SAB de CV, Sub. Notes(aa)	9.125(ff)	03/14/28(oo)		1,000	1,065,310
Electricidad Firme de Mexico Holdings SA de CV, Sr. Sec’d. Notes, 144A(aa)	4.900	11/20/26		1,000	965,810
Mexico City Airport Trust, Sr. Sec’d. Notes	5.500	07/31/47		670	557,567

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Mexico (cont’d.)

Nemak SAB de CV, Sr. Unsec’d. Notes, 144A(aa)	3.625%	06/28/31		1,230	$974,012
Petroleos Mexicanos,
Gtd. Notes(aa)	5.350	02/12/28		2,500	2,326,725
Gtd. Notes(aa)	6.490	01/23/27		3,758	3,704,975
Gtd. Notes(aa)	6.500	03/13/27		2,720	2,662,581
Gtd. Notes(aa)	6.500	06/02/41		2,100	1,554,735
Gtd. Notes	6.700	02/16/32		545	483,519
Gtd. Notes	10.000	02/07/33		145	153,033
Gtd. Notes, EMTN(aa)	2.750	04/21/27	EUR	1,915	1,921,606
Gtd. Notes, MTN(aa)	6.750	09/21/47		1,825	1,302,046
Gtd. Notes, MTN(aa)	6.875	08/04/26		3,200	3,192,000

Tierra Mojada Luxembourg II Sarl, Sr. Sec’d. Notes, 144A	5.750	12/01/40		1,740	1,565,577
Total Play Telecomunicaciones SA de CV,
Gtd. Notes	6.375	09/20/28		1,755	978,412
Gtd. Notes, 144A(aa)	6.375	09/20/28		910	507,325
					27,240,191
Morocco 0.1%
OCP SA,
Sr. Unsec’d. Notes	6.875	04/25/44		280	275,187
Sr. Unsec’d. Notes, 144A	3.750	06/23/31		200	174,937
					450,124
Netherlands 0.6%
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, Sr. Sec’d. Notes(aa)	8.500	01/15/31	GBP	1,900	2,627,577
VEON Holdings BV, Sr. Unsec’d. Notes, 144A, MTN	3.375	11/25/27		920	802,085
					3,429,662
Nigeria 0.1%
IHS Holding Ltd., Gtd. Notes, 144A	6.250	11/29/28		645	604,558

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Panama 0.2%
AES Panama Generation Holdings SRL, Sr. Sec’d. Notes, 144A	4.375%	05/31/30		372	$328,287
C&W Senior Finance Ltd., Sr. Unsec’d. Notes	6.875	09/15/27		550	544,440
Sable International Finance Ltd., Sr. Sec’d. Notes, 144A	7.125	10/15/32		370	371,217
					1,243,944
Peru 0.1%
Minsur SA, Sr. Unsec’d. Notes	4.500	10/28/31		750	676,406
Russia 0.0%
Alfa Bank AO Via Alfa Bond Issuance PLC,
Sub. Notes	5.950	04/15/30(d)		1,500	75,000
Sub. Notes, 144A	5.950	04/15/30(d)		985	49,250

Sovcombank Via SovCom Capital DAC, Jr. Sub. Notes, 144A	7.600	02/17/27(d)(oo)		1,500	54,187
					178,437
Serbia 0.1%
Telecommunications Co. Telekom Srbija AD Belgrade, Sr. Unsec’d. Notes, 144A	7.000	10/28/29		415	415,477
Singapore 0.2%
Puma International Financing SA, Gtd. Notes, 144A	7.750	04/25/29		800	817,200
Slovenia 1.1%
Summer BidCo BV, Sr. Unsec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.750%(aa)	10.000	02/15/29	EUR	1,828	2,074,310
United Group BV,
Sr. Sec’d. Notes(aa)	5.250	02/01/30	EUR	1,450	1,529,794
Sr. Sec’d. Notes, 144A	6.500	10/31/31	EUR	2,250	2,447,120
					6,051,224

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
South Africa 1.8%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN(aa)	6.350%	08/10/28		2,080	$2,077,400
Sr. Unsec’d. Notes(aa)	7.125	02/11/25		1,000	998,440
Sr. Unsec’d. Notes, MTN(aa)	8.450	08/10/28		1,040	1,085,178
Sasol Financing USA LLC,
Gtd. Notes(aa)	4.375	09/18/26		790	761,856
Gtd. Notes(aa)	6.500	09/27/28		1,930	1,876,322
Gtd. Notes, 144A(aa)	8.750	05/03/29		2,100	2,166,281

Transnet SOC Ltd., Sr. Unsec’d. Notes, 144A(aa)	8.250	02/06/28		935	952,239
					9,917,716
Spain 1.3%
Banco de Sabadell SA, Sub. Notes, EMTN(aa)	6.000(ff)	08/16/33	EUR	1,200	1,389,100
Lorca Telecom Bondco SA, Sr. Sec’d. Notes, 144A(aa)	5.750	04/30/29	EUR	2,275	2,578,318
Telefonica Europe BV,
Gtd. Notes(aa)	2.376(ff)	02/12/29(oo)	EUR	1,400	1,391,124
Gtd. Notes	5.752(ff)	01/15/32(oo)	EUR	1,300	1,491,001
					6,849,543
Switzerland 0.4%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	7.875	05/01/27		1,540	1,495,248
Sr. Unsec’d. Notes, 144A	9.500	06/01/28		580	569,995
					2,065,243
Thailand 0.6%
Bangkok Bank PCL, Jr. Sub. Notes, 144A, MTN (aa)	5.000(ff)	09/23/25(oo)		3,016	2,982,432
Turkey 1.5%
Aydem Yenilenebilir Enerji A/S, Sr. Sec’d. Notes, 144A(aa)	7.750	02/02/27		1,140	1,131,806

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Turkey (cont’d.)
Eldorado Gold Corp., Sr. Unsec’d. Notes, 144A(aa)	6.250%	09/01/29		1,040	$1,025,565
GDZ Elektrik Dagitim A/S, Sr. Unsec’d. Notes, 144A	9.000	10/15/29		550	530,090
Mersin Uluslararasi Liman Isletmeciligi A/S, Sr. Unsec’d. Notes, 144A(aa)	8.250	11/15/28		1,000	1,035,000
Sisecam UK PLC, Gtd. Notes, 144A	8.250	05/02/29		615	629,994
TAV Havalimanlari Holding A/S, Gtd. Notes, 144A(aa)	8.500	12/07/28		1,000	1,037,187
Turk Telekomunikasyon A/S, Sr. Unsec’d. Notes, 144A(aa)	7.375	05/20/29		1,100	1,118,832
Turkiye Sinai Kalkinma Bankasi A/S, Sr. Unsec’d. Notes, 144A, MTN(aa)	9.375	10/19/28		1,000	1,090,937
WE Soda Investments Holding PLC, Sr. Sec’d. Notes, 144A	9.500	10/06/28		500	516,563
					8,115,974
Ukraine 0.2%
MHP Lux SA, Gtd. Notes, 144A	6.950	04/03/26		365	326,675
NAK Naftogaz Ukraine via Kondor Finance PLC,
Sr. Unsec’d. Notes(aa)	7.125	07/19/26(d)	EUR	469	392,719
Sr. Unsec’d. Notes	7.625	11/08/28(d)		460	385,250
					1,104,644
United Arab Emirates 0.3%
DP World Salaam, Jr. Sub. Notes	6.000(ff)	10/01/25(oo)		1,620	1,615,444
United Kingdom 6.8%
Bellis Acquisition Co. PLC, Sr. Sec’d. Notes, 144A(aa)	8.125	05/14/30	GBP	2,120	2,693,586
Bellis Finco PLC,
Gtd. Notes(aa)	4.000	02/16/27	GBP	2,225	2,674,506
Sr. Unsec’d. Notes, 144A(aa)	4.000	02/16/27	GBP	675	811,367

Belron UK Finance PLC, Sr. Sec’d. Notes, 144A	5.750	10/15/29		235	235,472

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)

CD&R Firefly Bidco PLC, Sr. Sec’d. Notes, 144A(aa)	8.625%	04/30/29	GBP	3,050	$4,128,245
Connect Finco Sarl/Connect US Finco LLC, Sr. Sec’d. Notes, 144A	9.000	09/15/29		250	237,500
eG Global Finance PLC,
Sr. Sec’d. Notes(aa)	11.000	11/30/28	EUR	2,700	3,215,933
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	600	717,341
Macquarie Airfinance Holdings Ltd.,
Sr. Unsec’d. Notes, 144A	6.400	03/26/29		175	180,517
Sr. Unsec’d. Notes, 144A	6.500	03/26/31		455	471,950
Sr. Unsec’d. Notes, 144A	8.125	03/30/29		250	264,251
Sr. Unsec’d. Notes, 144A(aa)	8.375	05/01/28		725	760,528
Sherwood Financing PLC,
Sr. Sec’d. Notes, 3 Month EURIBOR + 4.625% (Cap N/A, Floor 4.625%)	8.167(c)	11/15/27	EUR	400	419,872
Sr. Sec’d. Notes, 144A(aa)	6.000	11/15/26	GBP	1,050	1,307,205

TalkTalk Telecom Group Ltd., Gtd. Notes(aa)	3.875	02/20/25	GBP	5,375	4,158,476
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes(aa)	4.125	08/15/30	GBP	3,950	4,358,360
Sr. Sec’d. Notes(aa)	4.250	01/15/30	GBP	2,395	2,703,439

Zegona Finance PLC, Sr. Sec’d. Notes, 144A(aa)	6.750	07/15/29	EUR	5,525	6,312,023
Zenith Finco PLC, Sr. Sec’d. Notes, 144A(aa)	6.500	06/30/27	GBP	1,175	965,106
					36,615,677
United States 52.8%
ACCO Brands Corp., Gtd. Notes, 144A(aa)	4.250	03/15/29		1,225	1,123,608
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	7.500	11/06/30		620	629,687
Sr. Unsec’d. Notes, 144A(aa)	8.250	02/01/29		1,400	1,423,116
AdaptHealth LLC,
Gtd. Notes, 144A(aa)	4.625	08/01/29		900	817,767
Gtd. Notes, 144A(aa)	5.125	03/01/30		925	848,215
Gtd. Notes, 144A(aa)	6.125	08/01/28		655	645,938

Adient Global Holdings Ltd., Sr. Sec’d. Notes, 144A	7.000	04/15/28		450	456,187

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500%	03/01/28	375	$367,541
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	7.500	10/01/29	490	493,210
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	5.875	02/15/28	75	75,126
Gtd. Notes, 144A	6.500	02/15/28	75	76,288

Allied Universal Holdco LLC, Sr. Sec’d. Notes, 144A(aa)	7.875	02/15/31	1,160	1,180,894
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	600	549,061
Sr. Unsec’d. Notes, 144A(aa)	9.750	07/15/27	2,575	2,580,693

Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29	615	546,526
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes^(aa)	7.875	12/15/24(d)	6,450	645
Amentum Holdings, Inc., Gtd. Notes, 144A	7.250	08/01/32	415	430,187
American Airlines, Inc., Sr. Sec’d. Notes, 144A	7.250	02/15/28	400	406,628
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A(aa)	5.750	04/20/29	1,700	1,681,759
American Axle & Manufacturing, Inc., Gtd. Notes	6.250	03/15/26	156	155,449
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27	355	342,291
Sr. Unsec’d. Notes	5.875	08/20/26	645	631,637

AMN Healthcare, Inc., Gtd. Notes, 144A(aa)	4.000	04/15/29	1,825	1,682,928
Amsted Industries, Inc., Sr. Unsec’d. Notes, 144A(aa)	4.625	05/15/30	1,475	1,374,071
AmWINS Group, Inc., Sr. Unsec’d. Notes, 144A	4.875	06/30/29	125	117,654
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	175	170,849
Gtd. Notes, 144A(aa)	5.750	01/15/28	500	497,419

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Antero Midstream Partners LP/Antero Midstream Finance Corp., (cont’d.)
Gtd. Notes, 144A	6.625%	02/01/32		225	$227,490
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes	2.125	08/15/26	EUR	2,000	1,836,013
Sr. Sec’d. Notes	2.125	08/15/26	EUR	775	711,902
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000	10/01/30		250	263,024
Unsec’d. Notes, 144A	11.500	10/01/31		650	723,952
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27		468	555,558
Sr. Unsec’d. Notes, 144A	6.625	10/15/32		435	430,940
Sr. Unsec’d. Notes, 144A(aa)	8.250	12/31/28		2,055	2,097,124
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A(aa)	4.625	08/01/29		1,425	1,331,665
Sr. Unsec’d. Notes, 144A	4.625	04/01/30		150	138,123

ASP Unifrax Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 5.850% and PIK 1.250% or Cash coupon 7.100%	7.100	09/30/29		447	265,209
ATI, Inc., Sr. Unsec’d. Notes	7.250	08/15/30		245	253,717
Avient Corp., Sr. Unsec’d. Notes, 144A	6.250	11/01/31		190	190,919
B&G Foods, Inc.,
Gtd. Notes(aa)	5.250	09/15/27		2,345	2,275,018
Sr. Sec’d. Notes, 144A(aa)	8.000	09/15/28		925	961,053

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		25	20,061
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		1,450	928,000
Gtd. Notes, 144A	5.000	02/15/29		125	71,875
Gtd. Notes, 144A	5.250	01/30/30		2,225	1,223,750
Gtd. Notes, 144A	5.250	02/15/31		1,600	864,000
Gtd. Notes, 144A	6.250	02/15/29		2,190	1,355,062
Gtd. Notes, 144A	7.000	01/15/28		250	165,000
Gtd. Notes, 144A	9.000	12/15/25		25	24,514
Sr. Sec’d. Notes, 144A	4.875	06/01/28		700	539,000
Sr. Sec’d. Notes, 144A	11.000	09/30/28		175	160,672

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Beazer Homes USA, Inc.,
Gtd. Notes	5.875%	10/15/27	75	$74,384
Gtd. Notes(aa)	7.250	10/15/29	1,650	1,677,080
Sr. Unsec’d. Notes, 144A	7.500	03/15/31	595	612,281
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	150	153,664
Sr. Unsec’d. Notes, 144A	7.250	07/15/32	140	144,536
Boeing Co. (The),
Sr. Unsec’d. Notes(aa)	5.805	05/01/50	730	688,566
Sr. Unsec’d. Notes	5.930	05/01/60	275	256,941

Boost Newco Borrower LLC, Sr. Sec’d. Notes, 144A	7.500	01/15/31	525	553,587
Boyd Gaming Corp., Gtd. Notes, 144A	4.750	06/15/31	475	443,266
Brand Industrial Services, Inc., Sr. Sec’d. Notes, 144A	10.375	08/01/30	200	212,487
Bread Financial Holdings, Inc., Gtd. Notes, 144A(aa)	9.750	03/15/29	900	949,588
Brinker International, Inc., Gtd. Notes, 144A(aa)	8.250	07/15/30	1,810	1,926,580
Brink’s Co. (The), Gtd. Notes, 144A	6.500	06/15/29	150	153,259
Caesars Entertainment, Inc.,
Gtd. Notes, 144A(aa)	4.625	10/15/29	1,400	1,312,151
Sr. Sec’d. Notes, 144A(aa)	6.500	02/15/32	1,165	1,182,547
Sr. Sec’d. Notes, 144A(aa)	7.000	02/15/30	1,900	1,947,514
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	325	306,721
Sr. Unsec’d. Notes, 144A(aa)	5.125	03/15/28	6,425	6,283,194

Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A(aa)	8.750	08/01/28	725	728,970
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	2,400	2,406,000
Sr. Sec’d. Notes, 144A	4.000	08/01/28	125	118,715
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%(aa)	12.000	12/01/28	939	993,880
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%(aa)	13.000	06/01/30	1,445	1,578,021

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Carvana Co., (cont’d.)
Sr. Sec’d. Notes, 144A, PIK 14.000%(aa)	14.000%	06/01/31	1,000	$1,195,692

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	325	323,999
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	200	170,000
Sr. Unsec’d. Notes, 144A(aa)	4.250	02/01/31	650	564,080
Sr. Unsec’d. Notes, 144A(aa)	4.750	03/01/30	1,350	1,228,466
Sr. Unsec’d. Notes, 144A(aa)	5.000	02/01/28	1,650	1,596,750
Sr. Unsec’d. Notes, 144A(aa)	5.125	05/01/27	950	930,591
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	25	23,906
Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	645	692,517
Sr. Sec’d. Notes, 144A(aa)	7.500	01/01/30	545	566,256

Churchill Downs, Inc., Sr. Unsec’d. Notes, 144A	5.750	04/01/30	650	639,706
Cinemark USA, Inc., Gtd. Notes, 144A	7.000	08/01/32	240	246,203
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A(aa)	7.000	06/15/25	1,325	1,326,419
Civitas Resources, Inc.,
Gtd. Notes, 144A(aa)	8.375	07/01/28	800	827,175
Gtd. Notes, 144A	8.625	11/01/30	495	520,155

Clarios Global LP/Clarios US Finance Co., Gtd. Notes, 144A	8.500	05/15/27	425	426,594
Clarivate Science Holdings Corp., Gtd. Notes, 144A(aa)	4.875	07/01/29	725	685,272
Clear Channel Outdoor Holdings, Inc., Sr. Sec’d. Notes, 144A	9.000	09/15/28	325	341,469
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A(aa)	6.750	04/15/30	925	924,232
Gtd. Notes, 144A	6.875	11/01/29	595	597,062
Gtd. Notes, 144A	7.000	03/15/32	445	445,512
Gtd. Notes, 144A	7.375	05/01/33	465	468,495

CMG Media Corp., Gtd. Notes, 144A	8.875	12/15/27	1,645	1,199,653
CNX Resources Corp., Gtd. Notes, 144A	7.250	03/01/32	450	463,480
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	75	68,466

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Comstock Resources, Inc., (cont’d.)
Gtd. Notes, 144A(aa)	6.750%	03/01/29	1,000	$957,978

Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	535	477,901
Cornerstone Chemical Co. LLC, Sr. Sec’d. Notes, 144A, Cash coupon 5.000% and PIK 10.000%^(aa)	15.000	12/06/28	942	894,894
Cougar JV Subsidiary LLC, Sr. Unsec’d. Notes, 144A	8.000	05/15/32	325	339,644
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.375	01/15/33	270	261,828
Gtd. Notes, 144A	7.625	04/01/32	400	395,072
Gtd. Notes, 144A(aa)	9.250	02/15/28	890	934,591

CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.000	05/01/29	179	181,078
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	400	286,951
Gtd. Notes, 144A(aa)	4.125	12/01/30	900	663,476
Gtd. Notes, 144A	5.375	02/01/28	200	171,153
Gtd. Notes, 144A(aa)	5.500	04/15/27	1,000	890,003
Sr. Unsec’d. Notes, 144A(aa)	4.625	12/01/30	1,750	879,219
Dana, Inc.,
Sr. Unsec’d. Notes	4.250	09/01/30	250	218,064
Sr. Unsec’d. Notes	4.500	02/15/32	150	128,230
DaVita, Inc.,
Gtd. Notes, 144A(aa)	3.750	02/15/31	1,550	1,348,790
Gtd. Notes, 144A(aa)	4.625	06/01/30	2,875	2,644,531
Gtd. Notes, 144A	6.875	09/01/32	745	748,652

Dcli Bidco LLC, Second Mortgage, 144A	7.750	11/15/29	570	579,730
Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A	8.500	10/01/30	350	360,339
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $3,927,328; purchased 07/18/19 - 02/27/20)(f)	6.625	08/15/27(d)	4,125	26,146
Sec’d. Notes, 144A (original cost $2,387,283; purchased 07/18/19 - 07/05/22)(f)	5.375	08/15/26(d)	3,150	21,283
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	975	647,584

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
DISH DBS Corp., (cont’d.)
Gtd. Notes	7.375%	07/01/28		515	$377,123
Gtd. Notes	7.750	07/01/26		2,910	2,458,590

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		1,100	1,158,020
Diversified Healthcare Trust,
Gtd. Notes(aa)	4.375	03/01/31		750	606,513
Gtd. Notes	9.750	06/15/25		155	155,000
Sr. Unsec’d. Notes	4.750	02/15/28		550	485,970

Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A(aa)	7.875	01/31/27		1,495	1,504,905
EMRLD Borrower LP/Emerald Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	6.750	07/15/31		325	332,460
Encore Capital Group, Inc., Sr. Sec’d. Notes(aa)	4.250	06/01/28	GBP	1,300	1,542,182
Energizer Holdings, Inc., Gtd. Notes, 144A(aa)	4.375	03/31/29		550	513,977
Energy Transfer LP, Jr. Sub. Notes, Series G(aa)	7.125(ff)	05/15/30(oo)		1,275	1,297,035
EnerSys, Gtd. Notes, 144A	6.625	01/15/32		175	179,738
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A(aa)	6.500	07/01/27		255	260,839
Sr. Unsec’d. Notes, 144A	7.500	06/01/27		200	205,000
Sr. Unsec’d. Notes, 144A	7.500	06/01/30		400	430,760
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32		350	328,821
Gtd. Notes	5.375	03/15/30		200	196,649
Gtd. Notes, 144A	5.875	02/01/29		105	104,952
Gtd. Notes, 144A	6.750	04/15/29		105	106,162
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A(aa)	6.750	01/15/30		2,625	2,386,635
Sr. Sec’d. Notes, 144A	4.625	01/15/29		575	536,961

Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A(aa)	10.500(cc)	01/15/28		1,049	1,074,441
Forestar Group, Inc.,
Gtd. Notes, 144A(aa)	3.850	05/15/26		200	194,991
Gtd. Notes, 144A(aa)	5.000	03/01/28		800	764,470

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Fortress Intermediate 3, Inc., Sr. Sec’d. Notes, 144A	7.500%	06/01/31	530	$551,159
Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29	517	457,911
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	525	518,983
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	325	326,205
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	325	351,302
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	9.125	05/15/31	300	305,499
Sr. Unsec’d. Notes, 144A(aa)	9.250	02/01/29	985	1,009,882
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29	200	195,336
Sec’d. Notes, 144A(aa)	6.000	01/15/30	975	955,930
Sec’d. Notes, 144A	6.750	05/01/29	475	472,694
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	250	224,317
Gtd. Notes, 144A(aa)	3.875	10/01/31	1,850	1,589,975

Garrett Motion Holdings, Inc./Garrett LX I Sarl, Gtd. Notes, 144A(aa)	7.750	05/31/32	920	917,949
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28	100	94,509
Gtd. Notes, 144A(aa)	4.375	08/15/29	900	841,014
Sr. Sec’d. Notes, 144A	6.750	01/15/31	400	411,640

Glatfelter Corp., Sr. Sec’d. Notes, 144A	7.250	11/15/31	735	728,761
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	450	449,148
Gtd. Notes, 144A	8.250	01/15/32	300	305,937

GN Bondco LLC, Sr. Sec’d. Notes, 144A(aa)	9.500	10/15/31	1,700	1,805,684
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	7.750	09/01/30	300	314,346
Griffon Corp., Gtd. Notes(aa)	5.750	03/01/28	800	785,486
H&E Equipment Services, Inc., Gtd. Notes, 144A(aa)	3.875	12/15/28	2,400	2,217,111
Hecla Mining Co., Gtd. Notes(aa)	7.250	02/15/28	750	758,040

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Herc Holdings, Inc., Gtd. Notes, 144A	6.625%	06/15/29	480	$491,374
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	325	245,360
Gtd. Notes, 144A	5.000	12/01/29	485	314,077
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	325	311,832
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	465	443,078
Sr. Unsec’d. Notes, 144A(aa)	6.000	02/01/31	1,095	1,035,783
Sr. Unsec’d. Notes, 144A(aa)	6.250	04/15/32	680	638,053
Sr. Unsec’d. Notes, 144A	7.250	02/15/35	560	549,447
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	323	337,719

Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A(aa)	4.000	05/01/31	625	569,530
Howard Hughes Corp. (The),
Gtd. Notes, 144A(aa)	4.125	02/01/29	1,350	1,244,805
Gtd. Notes, 144A(aa)	4.375	02/01/31	800	716,828
Gtd. Notes, 144A	5.375	08/01/28	575	558,866

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A(aa)	5.250	04/15/29	1,500	1,422,463
International Game Technology PLC, Sr. Sec’d. Notes, 144A(aa)	6.250	01/15/27	750	754,380
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	6.750	02/15/29	825	811,851
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	275	268,478

JB Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	8.750	12/15/31	605	635,024
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A	6.625	10/15/31	600	596,985
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	275	253,846
KB Home,
Gtd. Notes	4.000	06/15/31	400	360,086
Gtd. Notes(aa)	4.800	11/15/29	1,575	1,511,883

Knife River Corp., Sr. Unsec’d. Notes, 144A	7.750	05/01/31	150	157,222
Kontoor Brands, Inc., Gtd. Notes, 144A(aa)	4.125	11/15/29	1,850	1,722,481
Kraken Oil & Gas Partners LLC, Sr. Unsec’d. Notes, 144A	7.625	08/15/29	135	133,378

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875%	11/01/28	500	$464,640
Sr. Sec’d. Notes, 144A	8.625	10/01/31	730	703,609
Sr. Sec’d. Notes, 144A	9.500	11/01/28	225	230,540
Sr. Unsec’d. Notes, 144A	8.250	11/01/29	380	335,322
Sr. Unsec’d. Notes, 144A(aa)	10.500	07/15/27	1,035	1,024,877

Landsea Homes Corp., Sr. Unsec’d. Notes, 144A(aa)	8.875	04/01/29	800	818,668
LBM Acquisition LLC, Gtd. Notes, 144A	6.250	01/15/29	475	438,838
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A(aa)	4.875	05/01/29	350	330,641
Sr. Unsec’d. Notes, 144A(aa)	8.250	08/01/31	560	585,587

LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	425	367,159
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30	75	60,153
Sec’d. Notes, 144A	4.875	06/15/29	1,500	1,282,893
Sr. Sec’d. Notes, 144A	10.500	04/15/29	175	195,071
Sr. Sec’d. Notes, 144A	10.750	12/15/30	1,550	1,736,779
Sr. Sec’d. Notes, 144A	11.000	11/15/29	3,160	3,565,732

Life Time, Inc., Sr. Sec’d. Notes, 144A	6.000	11/15/31	580	577,169
LifePoint Health, Inc., Gtd. Notes, 144A(aa)	5.375	01/15/29	1,000	914,532
Lindblad Expeditions Holdings, Inc., Sr. Sec’d. Notes, 144A	9.000	05/15/28	750	781,737
Lithia Motors, Inc., Sr. Unsec’d. Notes, 144A	3.875	06/01/29	725	665,135
Lumen Technologies, Inc., Sr. Sec’d. Notes, 144A	10.000	10/15/32	225	224,123
M/I Homes, Inc., Gtd. Notes(aa)	4.950	02/01/28	1,025	991,072
Masterbrand, Inc., Gtd. Notes, 144A	7.000	07/15/32	305	312,419
Matador Resources Co., Gtd. Notes, 144A	6.500	04/15/32	735	728,235
Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875	04/15/27	165	169,530

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A(aa)	6.500%	05/15/29	2,725	$2,609,688
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A(aa)	11.500	09/01/28	1,100	1,180,925
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	450	434,253
Medline Borrower LP, Sr. Sec’d. Notes, 144A(aa)	3.875	04/01/29	3,370	3,154,501
MGM Resorts International,
Gtd. Notes(aa)	4.750	10/15/28	2,313	2,234,643
Gtd. Notes	6.125	09/15/29	550	548,158

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A(aa)	4.875	05/01/29	1,125	1,062,587
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Sec’d. Notes, 144A	6.750	04/01/32	257	261,988
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A	5.500	02/01/30	400	381,994
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A (original cost $1,004,281; purchased 08/17/21 - 11/04/22)(f)	5.500	09/01/28	1,025	699,904
Nabors Industries Ltd., Gtd. Notes, 144A	7.500	01/15/28	325	308,360
Nabors Industries, Inc.,
Gtd. Notes, 144A(aa)	7.375	05/15/27	925	926,512
Gtd. Notes, 144A	8.875	08/15/31	580	549,539
Gtd. Notes, 144A	9.125	01/31/30	670	693,093
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(aa)	5.125	12/15/30	2,125	1,990,986
Gtd. Notes, 144A	5.500	08/15/28	390	381,039
Gtd. Notes, 144A	5.750	11/15/31	420	402,177
Gtd. Notes, 144A	6.500	08/01/29	345	345,254
Navient Corp.,
Sr. Unsec’d. Notes(aa)	4.875	03/15/28	755	719,110
Sr. Unsec’d. Notes	6.750	06/25/25	375	377,349
Sr. Unsec’d. Notes	9.375	07/25/30	125	135,578
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A	5.875	02/15/27	500	499,375
Sr. Sec’d. Notes, 144A	8.125	01/15/29	500	530,000

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
NCL Corp. Ltd., (cont’d.)
Sr. Sec’d. Notes, 144A	8.375%	02/01/28	1,225	$1,284,719
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	500	494,185

NCR Voyix Corp., Gtd. Notes, 144A	5.000	10/01/28	650	624,768
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	525	488,581
New Home Co., Inc. (The), Sr. Unsec’d. Notes, 144A	9.250	10/01/29	465	487,341
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	460	462,490
Sr. Unsec’d. Notes	6.625	05/15/32	260	260,938

Noble Finance II LLC, Gtd. Notes, 144A	8.000	04/15/30	740	750,220
NRG Energy, Inc.,
Gtd. Notes(aa)	5.750	01/15/28	590	590,840
Gtd. Notes, 144A	3.625	02/15/31	175	154,993
Gtd. Notes, 144A(aa)	3.875	02/15/32	700	620,713
Jr. Sub. Notes, 144A(aa)	10.250(ff)	03/15/28(oo)	900	993,763
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	7.250	06/15/31	485	497,627
Sr. Sec’d. Notes, 144A(aa)	9.750	11/15/28	1,050	1,114,324
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	525	484,619
Gtd. Notes	6.625	05/15/29	465	465,000
Gtd. Notes(aa)	7.125	03/15/26	1,375	1,408,687

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A(aa)	5.125	04/30/31	2,300	2,097,144
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625	05/13/27	267	265,814
Gtd. Notes, 144A	7.250	05/15/31	450	443,202
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A	7.750	11/15/25	49	49,388
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29	159	160,024

Park River Holdings, Inc., Gtd. Notes, 144A(aa)	5.625	02/01/29	1,350	1,179,940
Patrick Industries, Inc., Gtd. Notes, 144A	6.375	11/01/32	595	588,452

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/27	300	$294,521
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	150	139,999
Gtd. Notes, 144A(aa)	5.375	10/15/25	1,150	1,145,308
Gtd. Notes, 144A	5.750	09/15/31	500	478,248
Gtd. Notes, 144A	7.125	11/15/30	345	350,168
Gtd. Notes, 144A	7.875	12/15/29	100	104,889
Permian Resources Operating LLC,
Gtd. Notes, 144A	6.250	02/01/33	415	412,024
Gtd. Notes, 144A	7.000	01/15/32	605	617,384
Gtd. Notes, 144A	8.000	04/15/27	275	282,611

Perrigo Finance Unlimited Co., Gtd. Notes	6.125	09/30/32	640	628,480
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	250	255,611
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A(aa)	9.500	10/01/28	1,180	1,197,217
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	150	140,262
Gtd. Notes, 144A(aa)	5.500	12/15/29	829	808,591
Gtd. Notes, 144A	6.375	03/01/33	445	440,647
Sr. Sec’d. Notes, 144A	6.250	02/15/32	290	293,610

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A(aa)	5.875	09/01/31	1,125	729,121
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	9.375	09/01/29	230	233,911
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A (original cost $1,000,000; purchased 09/11/20)(aa)(f)	4.500	09/15/26	1,000	867,583
Sr. Unsec’d. Notes, 144A (original cost $1,284,088; purchased 09/11/20 - 11/23/22)(aa)(f)	6.500	09/15/28	1,525	1,045,351

Range Resources Corp., Gtd. Notes, 144A	4.750	02/15/30	150	141,236
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	4.500	02/15/29	250	239,162
Gtd. Notes, 144A	6.500	04/01/32	640	647,056

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	3.625%	03/01/29	400	$368,649
Gtd. Notes, 144A	3.875	03/01/31	425	378,266
Gtd. Notes, 144A	4.000	10/15/33	350	301,488
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	725	725,000
Sr. Unsec’d. Notes, 144A	5.625	09/30/31	680	675,390
Sr. Unsec’d. Notes, 144A	6.000	02/01/33	975	977,437

RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27	385	399,764
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(aa)	6.750	03/01/32	1,670	1,692,253
SBA Communications Corp., Sr. Unsec’d. Notes	3.125	02/01/29	400	363,985
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A(aa)	6.625	03/01/30	900	876,872
Scotts Miracle-Gro Co. (The),
Gtd. Notes(aa)	4.000	04/01/31	1,950	1,743,964
Gtd. Notes	4.375	02/01/32	575	519,057

Service Corp. International, Sr. Unsec’d. Notes	5.750	10/15/32	545	536,364
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes(aa)	4.750	04/01/29	1,035	981,182
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Gtd. Notes, 144A	6.750	08/15/32	405	415,465
Sinclair Television Group, Inc., Gtd. Notes, 144A (original cost $998,631; purchased 05/05/23 - 07/20/23)(f)	5.125	02/15/27	1,215	1,075,268
SK Invictus Intermediate II Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29	750	710,565
SM Energy Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/29	410	407,599
Sr. Unsec’d. Notes, 144A	7.000	08/01/32	290	288,060
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A(aa)	6.000	11/01/28	1,273	1,263,286
Sr. Sec’d. Notes, 144A	8.875	11/15/31	470	493,940

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	3.375%	01/15/31	595	$516,645
Sr. Unsec’d. Notes, 144A(aa)	4.375	07/15/30	975	897,235
Sr. Unsec’d. Notes, 144A	6.500	08/15/32	325	327,157

Starwood Property Trust, Inc., Sr. Unsec’d. Notes, 144A	7.250	04/01/29	475	488,217
STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750	02/15/29	690	733,091
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes, 144A	5.000	06/01/31	575	527,842
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875	05/15/25	625	623,445
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes(aa)	4.500	05/15/29	625	594,061
Gtd. Notes(aa)	4.500	04/30/30	875	821,177

SWF Holdings I Corp., Sr. Unsec’d. Notes, 144A (original cost $1,578,750; purchased 09/17/21 - 02/18/22)(f)	6.500	10/01/29	1,600	1,046,035
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A(aa)	5.500	01/15/28	1,188	1,141,575
Gtd. Notes, 144A	6.000	12/31/30	50	46,928
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	370	370,998
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	625	628,461
Sr. Unsec’d. Notes, 144A(aa)	5.125	08/01/30	1,525	1,477,656
Tenet Healthcare Corp.,
Sr. Sec’d. Notes(aa)	4.250	06/01/29	2,380	2,252,511
Sr. Sec’d. Notes(aa)	4.375	01/15/30	1,475	1,383,238
Sr. Sec’d. Notes(aa)	6.750	05/15/31	1,000	1,022,274
Sr. Unsec’d. Notes(aa)	6.875	11/15/31	525	562,790

Tenneco, Inc., Sr. Sec’d. Notes, 144A(aa)	8.000	11/17/28	2,175	2,012,535
Terex Corp., Gtd. Notes, 144A	6.250	10/15/32	515	512,528
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	600	581,415

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

TopBuild Corp., Gtd. Notes, 144A	4.125%	02/15/32	500	$445,774
TPC Group, Inc., Sr. Sec’d. Notes, 144A (original cost $663,844; purchased 12/15/22 - 05/16/23)(aa)(f)	13.000	12/16/27	665	672,084
TransDigm, Inc.,
Gtd. Notes(aa)	4.625	01/15/29	700	664,883
Sr. Sec’d. Notes, 144A(aa)	6.000	01/15/33	865	857,358
Sr. Sec’d. Notes, 144A(aa)	6.375	03/01/29	930	944,028
Sr. Sec’d. Notes, 144A(aa)	6.625	03/01/32	715	727,451
Transocean, Inc.,
Gtd. Notes, 144A	8.000	02/01/27	128	127,200
Gtd. Notes, 144A	8.250	05/15/29	1,605	1,615,031
Gtd. Notes, 144A	8.500	05/15/31	70	70,525
Sr. Sec’d. Notes, 144A	8.750	02/15/30	55	57,026

TriMas Corp., Gtd. Notes, 144A(aa)	4.125	04/15/29	1,200	1,120,492
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A(aa)	4.375	04/15/26	850	835,127
Sr. Sec’d. Notes, 144A(aa)	4.625	04/15/29	286	273,864
United Rentals North America, Inc.,
Gtd. Notes(aa)	3.750	01/15/32	975	864,645
Gtd. Notes(aa)	3.875	02/15/31	1,477	1,340,392
Gtd. Notes(aa)	5.250	01/15/30	1,200	1,178,920
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	10.500	02/15/28	750	799,564
Sr. Sec’d. Notes, 144A	10.500	02/15/28	575	610,200
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(aa)	4.500	05/01/29	475	421,989
Sr. Sec’d. Notes, 144A(aa)	6.625	06/01/27	3,025	3,005,806
Sr. Sec’d. Notes, 144A(aa)	8.000	08/15/28	1,045	1,061,944

US Foods, Inc., Gtd. Notes, 144A	5.750	04/15/33	65	64,028
Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30	375	379,417
Valvoline, Inc., Sr. Unsec’d. Notes, 144A	3.625	06/15/31	550	476,853
Velocity Vehicle Group LLC, Sr. Unsec’d. Notes, 144A	8.000	06/01/29	215	221,121

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A(aa)	9.000%(ff)	09/30/29(oo)	1,595	$1,594,329
Sr. Sec’d. Notes, 144A	7.000	01/15/30	655	658,928
Sr. Sec’d. Notes, 144A(aa)	9.500	02/01/29	2,675	2,957,594
Sr. Sec’d. Notes, 144A(aa)	9.875	02/01/32	3,000	3,274,356

Viasat, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/15/25	800	789,142
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	1,150	1,138,339
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	750	751,455

Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	250	245,730
Vista Outdoor, Inc., Gtd. Notes, 144A	4.500	03/15/29	75	76,313
Vistra Corp.,
Jr. Sub. Notes, 144A(aa)	7.000(ff)	12/15/26(oo)	1,475	1,489,291
Jr. Sub. Notes, 144A(aa)	8.000(ff)	10/15/26(oo)	1,025	1,054,128
Vistra Operations Co. LLC,
Gtd. Notes, 144A(aa)	4.375	05/01/29	1,375	1,310,005
Gtd. Notes, 144A(aa)	5.000	07/31/27	1,380	1,362,644
Gtd. Notes, 144A	6.875	04/15/32	510	527,257

Vital Energy, Inc., Gtd. Notes	9.750	10/15/30	175	184,537
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	650	629,564
VT Topco, Inc., Sr. Sec’d. Notes, 144A	8.500	08/15/30	300	315,658
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	485	494,693
Gtd. Notes, 144A	6.625	03/15/32	365	374,224

White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	575	577,511
Williams Scotsman, Inc., Sr. Sec’d. Notes, 144A	6.625	06/15/29	290	294,478
Windsor Holdings III LLC, Sr. Sec’d. Notes, 144A(aa)	8.500	06/15/30	850	894,944
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A	7.750	08/15/28	425	427,307
Sr. Sec’d. Notes, 144A	8.250	10/01/31	520	526,462

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Wolverine World Wide, Inc., Gtd. Notes, 144A(aa)	4.000%	08/15/29	1,525	$1,303,805
WR Grace Holdings LLC, Sr. Sec’d. Notes, 144A	7.375	03/01/31	200	206,444
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(aa)	5.125	10/01/29	860	834,927
Gtd. Notes, 144A	6.250	03/15/33	520	517,695
Gtd. Notes, 144A	7.125	02/15/31	410	431,169
XPO, Inc.,
Gtd. Notes, 144A(aa)	7.125	06/01/31	250	258,614
Gtd. Notes, 144A	7.125	02/01/32	265	275,062
				285,794,306
Vietnam 0.2%
Mong Duong Finance Holdings BV, Sr. Sec’d. Notes, 144A (aa)	5.125	05/07/29	1,290	1,253,938
Zambia 0.4%
First Quantum Minerals Ltd.,
Gtd. Notes, 144A(aa)	6.875	10/15/27	1,200	1,186,068
Gtd. Notes, 144A(aa)	8.625	06/01/31	575	579,312
Sec’d. Notes, 144A	9.375	03/01/29	280	296,691
				2,062,071

Total Corporate Bonds (cost $536,361,079)				507,542,308
Floating Rate and Other Loans 6.1%
Canada 0.0%
Kronos Acquisition Holdings, Inc., Initial Loan 2024, 3 Month SOFR + 4.000%	8.584(c)	07/08/31	300	281,333
Jamaica 0.5%
Digicel International Finance Ltd., Initial Term Loan, 3 Month SOFR + 6.750%	11.335(c)	05/25/27	2,473	2,462,440

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Jersey 0.8%
Aston Finco Sarl, Term Loan, SONIA + 4.750%	9.720%(c)	10/09/26	GBP	3,573	$4,307,072
Switzerland 0.2%
Consolidated Energy Finance SA, 2024 Incremental Term Loan, 3 Month SOFR + 4.500%	9.557(c)	11/15/30		1,169	1,099,708
United Kingdom 1.9%
Connect Finco Sarl, Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	9.185(c)	09/27/29		1,193	1,078,869
Constellation Automotive Group Ltd., Facility 1 Loan, SONIA + 7.500%	12.450(c)	07/27/29	GBP	3,000	2,898,501
Doncasters US Finance LLC, Initial Term Loan, 3 Month SOFR + 6.500%^	11.104(c)	04/23/30		2,468	2,442,924
EG Finco Ltd., Additional Second Lien Loan Facility, 1 Month EURIBOR + 7.000%	10.146(c)	04/30/27	EUR	2,780	2,916,217
Hurricane CleanCo Ltd., Facility A^	6.250	10/31/29	GBP	879	1,132,972
					10,469,483
United States 2.7%
Bausch Health Cos., Inc., Second Amendment Term Loan, 1 Month SOFR + 5.250%	10.706(c)	02/01/27		275	268,583
Cotiviti, Inc., Initial Floating Rate Term Loan, 1 Month SOFR + 3.250%	8.094(c)	05/01/31		1,492	1,493,122
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.304(c)	01/18/28		3,494	3,410,747
Diamond Sports Group LLC,
Dip Term Loan	10.000	12/02/24		458	483,040
First Lien Term Loan, 1 Month SOFR + 10.100%	15.193(c)	05/25/26		35	30,398
Second Lien Term Loan	8.175	08/24/26		265	753

Glatfelter Corporation, Term Loan	—(p)	10/31/31		325	321,548

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
United States (cont’d.)

Great Outdoors Group LLC, Term B-2 Loan, 1 Month SOFR + 3.864%	8.550%(c)	03/06/28	748	$749,235
Heritage Power LLC, Term Loan, 3 Month SOFR + 7.000%^	11.604(c)	07/20/28	275	271,380
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.278(c)	04/15/29	30	30,518
Term B-2, 1 Month SOFR + 6.560%	11.278(c)	04/15/30	30	30,701
Likewize Corp.,
Closing Date Term Loan, 3 Month SOFR + 5.750%	10.350(c)	08/15/29	458	446,875
Delayed Draw Term Loan, 1 Month SOFR + 5.750%	10.468(c)	08/15/29	42	40,625

McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.250%	8.100(c)	03/01/29	1,911	1,905,440
MLN US HoldCo LLC,
3L Term B Loan, 3 Month SOFR + 9.350%	13.935(c)	10/18/27	4	120
Initial Term Loan, 3 Month SOFR + 6.540%	11.125(c)	10/18/27	27	16,246
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 6.800%	11.385(c)	10/18/27	61	4,905

NCR Atleos Corp., Term B Loan, 3 Month SOFR + 3.750%	8.397(c)	03/27/29	742	740,122
Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	8.050(c)	09/25/26	1,620	1,418,034
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	10.082(c)	07/14/28	1,112	898,639
SWF Holdings I Corp., Initial Term Loan, 1 Month SOFR + 4.000%	8.800(c)	10/06/28	25	20,448
Tenneco, Inc., Term A Loan, 3 Month SOFR + 4.850%	9.978(c)	11/17/28	421	398,525
Terrier Media Buyer, Inc., 2021 Refinancing Term B Loan, 3 Month SOFR + 3.600%	8.204(c)	12/17/26	120	109,067

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
United States (cont’d.)
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 10.000%^	7.286%(c)	12/31/25	558	$558,043
Term Loan, 3 Month SOFR + 2.000%	14.656(c)	10/12/28	796	789,629
				14,436,743

Total Floating Rate and Other Loans (cost $34,327,949)				33,056,779
Sovereign Bonds 20.3%
Angola 0.8%
Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250	05/09/28	3,160	3,008,826
Sr. Unsec’d. Notes	9.500	11/12/25	960	973,766
Sr. Unsec’d. Notes, EMTN	8.000	11/26/29	650	594,344
				4,576,936
Argentina 2.8%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.750(cc)	07/09/30	6,343	4,253,222
Sr. Unsec’d. Notes	1.000	07/09/29	1,237	884,619
Sr. Unsec’d. Notes	4.125(cc)	07/09/35	1,864	1,029,672
Sr. Unsec’d. Notes	5.000	01/09/38	13,769	8,213,354

Provincia de Buenos Aires, Sr. Unsec’d. Notes, 144A, MTN	6.625	09/01/37	1,237	699,068
				15,079,935
Bahrain 0.3%
Bahrain Government International Bond,
Sr. Unsec’d. Notes(aa)	6.750	09/20/29	1,240	1,267,900
Sr. Unsec’d. Notes	7.000	10/12/28	430	446,931
				1,714,831
Brazil 1.3%
Brazilian Government International Bond,
Sr. Unsec’d. Notes(aa)	3.875	06/12/30	3,960	3,600,590

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Brazil (cont’d.)
Brazilian Government International Bond, (cont’d.)
Sr. Unsec’d. Notes(aa)	5.625%	01/07/41	1,500	$1,355,550
Sr. Unsec’d. Notes(aa)	6.125	01/22/32	1,050	1,056,300
Sr. Unsec’d. Notes(aa)	7.125	05/13/54	780	778,557
				6,790,997
Colombia 1.6%
Colombia Government International Bond,
Sr. Unsec’d. Notes(aa)	3.000	01/30/30	3,200	2,660,800
Sr. Unsec’d. Notes(aa)	3.875	04/25/27	1,290	1,233,885
Sr. Unsec’d. Notes(aa)	4.500	03/15/29	1,770	1,641,675
Sr. Unsec’d. Notes(aa)	6.125	01/18/41	2,645	2,171,545
Sr. Unsec’d. Notes(aa)	7.375	09/18/37	780	746,070
Sr. Unsec’d. Notes	7.500	02/02/34	430	425,700
				8,879,675
Costa Rica 0.2%
Costa Rica Government International Bond, Unsec’d. Notes, 144A	7.300	11/13/54	800	845,600
Dominican Republic 1.7%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	4.500	01/30/30	2,000	1,855,000
Sr. Unsec’d. Notes	5.950	01/25/27	3,000	3,001,500
Sr. Unsec’d. Notes	6.850	01/27/45	800	811,600
Sr. Unsec’d. Notes	7.450	04/30/44	2,060	2,229,950
Sr. Unsec’d. Notes, 144A	5.875	01/30/60	855	751,545
Sr. Unsec’d. Notes, 144A	7.050	02/03/31	320	333,632
				8,983,227
Ecuador 0.5%
Ecuador Government International Bond,
Sr. Unsec’d. Notes	6.900	07/31/30	720	495,000
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/31/40	901	454,658
Sr. Unsec’d. Notes, 144A	5.500(cc)	07/31/35	1,829	1,009,509

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ecuador (cont’d.)
Ecuador Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	5.583%(s)	07/31/30		414	$225,522
Sr. Unsec’d. Notes, 144A	6.900	07/31/30		786	540,169
					2,724,858
Egypt 1.3%
Egypt Government International Bond,
Sr. Unsec’d. Notes	7.625	05/29/32		710	621,250
Sr. Unsec’d. Notes	8.700	03/01/49		1,355	1,084,000
Sr. Unsec’d. Notes	8.875	05/29/50		510	413,737
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	1,845	1,729,696
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	1,075	1,137,175
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	1,470	1,355,146
Sr. Unsec’d. Notes, EMTN	7.600	03/01/29		500	477,755
					6,818,759
El Salvador 0.2%
El Salvador Government International Bond, Sr. Unsec’d. Notes	8.250	04/10/32		1,000	930,000
Gabon 0.1%
Gabon Government International Bond,
Sr. Unsec’d. Notes, 144A	6.625	02/06/31		200	159,562
Sr. Unsec’d. Notes, 144A	7.000	11/24/31		200	159,563
					319,125
Ghana 0.5%
Ghana Government International Bond,
Sr. Unsec’d. Notes, 144A	4.710(s)	07/03/26		146	135,262
Sr. Unsec’d. Notes, 144A	4.959(s)	01/03/30		252	190,943
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/03/29		1,241	1,065,795
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/03/35		1,583	1,098,484
					2,490,484

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Guatemala 0.3%
Guatemala Government Bond,
Sr. Unsec’d. Notes	4.375%	06/05/27		1,140	$1,097,250
Sr. Unsec’d. Notes	4.900	06/01/30		450	428,906
Sr. Unsec’d. Notes	6.125	06/01/50		300	274,406
					1,800,562
Honduras 0.2%
Honduras Government International Bond, Sr. Unsec’d. Notes	6.250	01/19/27		930	908,203
Ivory Coast 1.1%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	270	256,338
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	2,480	2,549,251
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	1,245	1,272,994
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	1,460	1,369,257
Sr. Unsec’d. Notes, 144A	7.625	01/30/33		375	371,816
					5,819,656
Jordan 0.1%
Jordan Government International Bond, Sr. Unsec’d. Notes, 144A	7.500	01/13/29		515	521,438
Lebanon 0.1%
Lebanon Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22(d)		2,000	165,000
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)		2,550	210,375
					375,375
Mongolia 0.0%
Mongolia Government International Bond, Sr. Unsec’d. Notes, 144A	7.875	06/05/29		205	215,763

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Morocco 0.2%
Morocco Government International Bond,
Sr. Unsec’d. Notes	6.500%	09/08/33	790	$829,500
Sr. Unsec’d. Notes, 144A	6.500	09/08/33	495	519,750
				1,349,250
Mozambique 0.0%
Mozambique International Bond, Unsec’d. Notes	9.000	09/15/31	200	166,813
Nigeria 0.2%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.875	02/16/32	920	825,988
Sr. Unsec’d. Notes, EMTN	6.500	11/28/27	450	424,406
				1,250,394
Oman 0.8%
Oman Government International Bond,
Sr. Unsec’d. Notes	5.625	01/17/28	1,525	1,530,719
Sr. Unsec’d. Notes	6.500	03/08/47	1,120	1,127,000
Sr. Unsec’d. Notes	6.750	01/17/48	720	742,500
Sr. Unsec’d. Notes, EMTN	6.000	08/01/29	1,015	1,036,548
				4,436,767
Pakistan 0.6%
Pakistan Government International Bond,
Sr. Unsec’d. Notes	6.875	12/05/27	600	542,625
Sr. Unsec’d. Notes	8.250	09/30/25	490	482,650
Sr. Unsec’d. Notes, 144A	8.250	09/30/25	610	600,850
Sr. Unsec’d. Notes, EMTN	6.000	04/08/26	1,070	1,003,125
Sr. Unsec’d. Notes, EMTN	7.375	04/08/31	660	556,875
				3,186,125

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Paraguay 0.3%
Paraguay Government International Bond,
Sr. Unsec’d. Notes	6.100%	08/11/44		950	$936,937
Sr. Unsec’d. Notes, 144A	6.000	02/09/36		800	818,400
					1,755,337
Romania 0.7%
Romanian Government International Bond, Sr. Unsec’d. Notes, 144A	7.125	01/17/33		3,374	3,571,168
Senegal 0.3%
Senegal Government International Bond,
Sr. Unsec’d. Notes	4.750	03/13/28	EUR	845	850,500
Sr. Unsec’d. Notes	5.375	06/08/37	EUR	460	357,761
Sr. Unsec’d. Notes, 144A	5.375	06/08/37	EUR	570	443,312
					1,651,573
Serbia 0.9%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	1,490	1,457,153
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	1,820	1,948,153
Sr. Unsec’d. Notes, 144A	6.500	09/26/33		1,170	1,221,188
					4,626,494
South Africa 0.2%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes(aa)	4.850	09/30/29		1,000	941,250
Sr. Unsec’d. Notes	7.300	04/20/52		400	375,500
					1,316,750
Sri Lanka 0.2%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	5.750	04/18/23(d)		390	237,900
Sr. Unsec’d. Notes	6.200	05/11/27(d)		500	310,625

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Sri Lanka (cont’d.)
Sri Lanka Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.550%	03/28/30(d)	500	$311,250
Sr. Unsec’d. Notes	7.850	03/14/29(d)	400	250,376
				1,110,151
Turkey 2.2%
Turkiye Government International Bond,
Sr. Unsec’d. Notes(aa)	7.125	07/17/32	1,570	1,572,449
Sr. Unsec’d. Notes(aa)	9.125	07/13/30	1,625	1,812,891
Sr. Unsec’d. Notes, Series 06Y(aa)	9.375	03/14/29	985	1,097,044
Sr. Unsec’d. Notes, Series 10Y(aa)	5.950	01/15/31	1,660	1,581,150
Sr. Unsec’d. Notes, Series 10Y(aa)	6.000	03/25/27	525	530,414
Sr. Unsec’d. Notes, Series 10Y	7.625	05/15/34	695	716,502
Sr. Unsec’d. Notes, Series 10Y(aa)	9.375	01/19/33	1,890	2,156,962
Sr. Unsec’d. Notes, Series 11Y(aa)	4.875	10/09/26	1,260	1,248,187
Sr. Unsec’d. Notes, Series 30Y(aa)	5.750	05/11/47	900	695,250

Turkiye Ihracat Kredi Bankasi A/S, Sr. Unsec’d. Notes, 144A, MTN(aa)	9.000	01/28/27	745	785,975
				12,196,824
Ukraine 0.3%
Ukraine Government International Bond,
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/30	172	82,315
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/34	643	235,602
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/35	543	263,476
Sr. Unsec’d. Notes, 144A	1.750(cc)	02/01/29	279	167,065
Sr. Unsec’d. Notes, 144A	1.750(cc)	02/01/34	950	444,961
Sr. Unsec’d. Notes, 144A	1.750(cc)	02/01/35	610	279,276
Sr. Unsec’d. Notes, 144A	1.750(cc)	02/01/36	515	231,723
				1,704,418
United Arab Emirates 0.2%
Finance Department Government of Sharjah, Sr. Unsec’d. Notes, 144A	6.500	11/23/32	950	1,000,766

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Zambia 0.1%
Zambia Government International Bond,
Unsec’d. Notes, 144A	0.500%	12/31/53	532	$285,381
Unsec’d. Notes, 144A	5.750(cc)	06/30/33	567	496,037
				781,418

Total Sovereign Bonds (cost $117,182,867)				109,899,672
U.S. Treasury Obligation(k) 0.1%
U.S. Treasury Notes (cost $598,363)	3.500	09/30/26	605	597,650

	Shares
Common Stocks 2.1%
Jamaica 0.1%
Digicel International Finance Ltd. (original cost $208,462; purchased 01/29/24 - 01/30/24)*^(f)	171,102	429,466
Luxembourg 0.3%
Intelsat Emergence SA*	51,488	1,559,649
United States 1.7%
CEC Entertainment, Inc.*	34,226	470,608
Cornerstone Chemical Co.*^	50,669	962,711
Expand Energy Corp.	7,220	611,678
Ferrellgas Partners LP (Class B Stock)^	10,866	1,931,553
GenOn Energy Holdings, Inc. (Class A Stock)*^	14,397	431,910
Heritage Power LLC*^	37,551	1,933,876
Heritage Power LLC*^	1,652	85,078
Heritage Power LLC*^	43,215	21,608

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
TPC Group, Inc. (original cost $528,485; purchased 12/15/22)*^(f)	48,777	$1,853,526
Venator Materials PLC (original cost $2,477,338; purchased 03/08/19 - 10/19/23)*^(f)	2,352	1,176,000
		9,478,548

Total Common Stocks (cost $7,494,916)		11,467,663
Preferred Stocks 0.1%
Jamaica 0.1%
Digicel International Finance Ltd. (original cost $110,180; purchased 01/26/24 - 01/29/24)*^(f)	18,238	198,884
United States 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^ (cost $124,230)	123	123,000

Total Preferred Stocks (cost $234,410)		321,884

Total Long-Term Investments (cost $706,142,756)		672,886,621

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.011%) (cost $1,024,193)(wb)	1,024,193	1,024,193

TOTAL INVESTMENTS 124.5% (cost $707,166,949)		673,910,814
Liabilities in excess of other assets(z) (24.5)%		(132,728,970)

Net Assets 100.0%		$541,181,844

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNP—BNP Paribas S.A.
BNYM—Bank of New York Mellon
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
DIP—Debtor-In-Possession
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
iBoxx—Bond Market Indices
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
T—Swap payment upon termination
UAG—UBS AG

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $14,459,442 and 2.7% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $314,866,007 segregated as collateral for amount of $145,000,000 borrowed and outstanding as of October 31, 2024.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $18,584,266. The aggregate value of $11,950,378 is 2.2% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at October 31, 2024:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $245,396)^	248	$245,520	$124	$—
Futures contracts outstanding at October 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
100	2 Year U.S. Treasury Notes	Dec. 2024	$20,594,531	$(173,663)
129	5 Year Euro-Bobl	Dec. 2024	16,578,778	(126,387)
194	10 Year U.S. Treasury Notes	Dec. 2024	21,430,938	(751,054)
85	20 Year U.S. Treasury Bonds	Dec. 2024	10,027,344	(620,545)
51	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	6,406,875	(401,706)
171	Euro Schatz Index	Dec. 2024	19,816,999	(20,602)
				(2,093,957)
Short Positions:
21	5 Year U.S. Treasury Notes	Dec. 2024	2,251,922	24,583
31	10 Year U.K. Gilt	Dec. 2024	3,759,056	202,930
				227,513
				$(1,866,444)
 Forward foreign currency exchange contracts outstanding at October 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 11/05/24	CITI	GBP	28,529	$37,081,954	$36,786,414	$—	$(295,540)
Expiring 11/05/24	HSBC	GBP	244	317,742	314,993	—	(2,749)
Expiring 11/05/24	JPM	GBP	1,197	1,602,875	1,544,028	—	(58,847)
Expiring 12/03/24	UAG	GBP	413	536,829	532,304	—	(4,525)

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Forward foreign currency exchange contracts outstanding at October 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 11/05/24	BNP	EUR	66,009	$71,422,098	$71,819,190	$397,092	$—
Expiring 11/05/24	JPM	EUR	400	439,176	435,206	—	(3,970)
				$111,400,674	$111,432,135	397,092	(365,631)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 11/05/24	HSBC	GBP	29,971	$40,118,713	$38,645,435	$1,473,278	$—
Expiring 12/03/24	CITI	GBP	28,529	37,080,741	36,784,747	295,994	—
Expiring 12/03/24	HSBC	GBP	590	758,665	760,911	—	(2,246)
Euro,
Expiring 11/05/24	BNP	EUR	59,337	66,385,772	64,559,424	1,826,348	—
Expiring 11/05/24	BNYM	EUR	2,097	2,271,412	2,281,685	—	(10,273)
Expiring 11/05/24	HSBC	EUR	1,282	1,432,437	1,394,500	37,937	—
Expiring 11/05/24	HSBC	EUR	374	404,138	406,837	—	(2,699)
Expiring 11/05/24	JPM	EUR	1,681	1,878,248	1,829,372	48,876	—
Expiring 11/05/24	MSI	EUR	937	1,013,113	1,019,853	—	(6,740)
Expiring 11/05/24	MSI	EUR	701	758,806	762,724	—	(3,918)
Expiring 12/03/24	BNP	EUR	66,009	71,504,147	71,899,926	—	(395,779)
Expiring 12/03/24	BNP	EUR	918	993,763	1,000,206	—	(6,443)
				$224,599,955	$221,345,620	3,682,433	(428,098)
						$4,079,525	$(793,729)
Credit default swap agreements outstanding at October 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.43.V1	12/20/29	5.000%(Q)	34,750	$(2,522,064)	$(2,585,490)	$(63,426)

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Credit default swap agreements outstanding at October 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	8,200	0.539%	$182,916	$183,436	$520
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Total return swap agreements outstanding at October 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.900%	MSI	12/20/24	(7,840)	$128,317	$—	$128,317
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.900%	GSI	12/20/24	(5,730)	179,792	—	179,792
					$308,109	$—	$308,109
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Global High Yield Fund, Inc